Provisions - Schedule of Assumption in Provision Calculation (Detail)	Dec. 31, 2019	Dec. 31, 2018
South Africa [member]
Disclosure of Provisions [line items]
Inflation rate	5.40%	5.50%
Discount rate	10.30%	10.00%
Ghana [member]
Disclosure of Provisions [line items]
Inflation rate	2.50%	2.20%
Discount rate		10.30%
Australia [member]
Disclosure of Provisions [line items]
Inflation rate	2.50%	2.50%
Peru [member]
Disclosure of Provisions [line items]
Inflation rate	2.50%	2.20%
Discount rate	3.00%	4.20%
CHILE
Disclosure of Provisions [line items]
Inflation rate	2.50%	2.20%
Discount rate	2.60%	3.60%
Bottom of range [member] | Ghana [member]
Disclosure of Provisions [line items]
Discount rate	7.70%
Bottom of range [member] | Australia [member]
Disclosure of Provisions [line items]
Discount rate	1.20%	2.30%
Top of range [member] | Ghana [member]
Disclosure of Provisions [line items]
Discount rate	7.90%
Top of range [member] | Australia [member]
Disclosure of Provisions [line items]
Discount rate	1.60%	2.50%